PROVISION FOR INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Components Of Deffered Tax Assets [Line Items]
Income tax rate foreigen subsidiary	25.00%
Operating Loss Carryforwards	$ 314
Operating loss carryforwards, expiration dates	Begins to expire in 2022
Valuation allowance net operating loss carry forward percentage	100.00%